Form N-1A Supplement	Dec. 05, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 5, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) of the iShares Core Dividend Growth ETF (DGRO), iShares International Dividend Growth ETF (IGRO) and iShares Core Dividend ETF (DIVB) (each, a “Fund”)
Effective on or about December 22, 2025 (the “Effective Date”), the underlying index for each Fund will be capped at the company level, which includes all share classes issued by the issuer, instead of at the security level. The change is not expected to result in a material amount of portfolio turnover or material changes to portfolio holdings for each Fund. Accordingly, the following changes are made on the Effective Date:

1.	For the iShares Core Dividend Growth ETF, the below sentence will be added after the fourth sentence of the first paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by dividend dollars (total value of dividends expected to be paid out over the next 12 months) and constrained by capping each company at 3%.

2.	For the iShares International Dividend Growth ETF, the below sentence will be added after the fourth sentence of the first paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by dividend dollars (total value of dividends paid out over the past trailing 12 months) and constrained by capping each company at 3%.

3.	For the iShares Core Dividend ETF, the below sentence will replace the first sentence of the third paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each company at 4.9%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Dividend Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 5, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) of the iShares Core Dividend Growth ETF (DGRO), iShares International Dividend Growth ETF (IGRO) and iShares Core Dividend ETF (DIVB) (each, a “Fund”)
Effective on or about December 22, 2025 (the “Effective Date”), the underlying index for each Fund will be capped at the company level, which includes all share classes issued by the issuer, instead of at the security level. The change is not expected to result in a material amount of portfolio turnover or material changes to portfolio holdings for each Fund. Accordingly, the following changes are made on the Effective Date:

1.	For the iShares Core Dividend Growth ETF, the below sentence will be added after the fourth sentence of the first paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by dividend dollars (total value of dividends expected to be paid out over the next 12 months) and constrained by capping each company at 3%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Dividend Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 5, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) of the iShares Core Dividend Growth ETF (DGRO), iShares International Dividend Growth ETF (IGRO) and iShares Core Dividend ETF (DIVB) (each, a “Fund”)
Effective on or about December 22, 2025 (the “Effective Date”), the underlying index for each Fund will be capped at the company level, which includes all share classes issued by the issuer, instead of at the security level. The change is not expected to result in a material amount of portfolio turnover or material changes to portfolio holdings for each Fund. Accordingly, the following changes are made on the Effective Date:

2.	For the iShares International Dividend Growth ETF, the below sentence will be added after the fourth sentence of the first paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by dividend dollars (total value of dividends paid out over the past trailing 12 months) and constrained by capping each company at 3%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Dividend ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 5, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) of the iShares Core Dividend Growth ETF (DGRO), iShares International Dividend Growth ETF (IGRO) and iShares Core Dividend ETF (DIVB) (each, a “Fund”)
Effective on or about December 22, 2025 (the “Effective Date”), the underlying index for each Fund will be capped at the company level, which includes all share classes issued by the issuer, instead of at the security level. The change is not expected to result in a material amount of portfolio turnover or material changes to portfolio holdings for each Fund. Accordingly, the following changes are made on the Effective Date:

3.	For the iShares Core Dividend ETF, the below sentence will replace the first sentence of the third paragraph in the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each company at 4.9%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.